SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Revenue by Source

The following table presents AvePoint’s revenue by source:

	For the Three Months Ended March 31,
	2021	2020
Revenue:
SaaS	$18,259	$10,243
Termed license and support	8,727	7,744
Services	5,916	7,579
Maintenance and OEM	5,409	6,005
Perpetual license	489	1,090

Total revenue	$38,800	$32,661

The following table presents AvePoint’s revenue by source:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Revenue:
SaaS	$52,074	$27,744	$15,558
Termed license and support	38,949	26,985	21,802
Services	34,140	26,662	27,228
Maintenance and OEM	23,462	29,122	36,161
Perpetual license	2,908	5,586	6,565

Total revenue	$151,533	$116,099	$107,314

Schedule of Balances of Accounts Receivable, Net, Deferred Revenue and Deferred Sales Commissions

The opening and closing balances of the Company’s accounts receivable, net, deferred revenue and deferred sales commissions are as follows:

	Accounts receivable, net	Deferred revenue	Deferred sales commissions
	(in thousands)
Opening (January 1, 2020)	$43,619	$60,600	$28,351
Closing (December 31, 2020)	53,749	74,688	31,943
Increase/(decrease)	10,130	14,088	3,592

Opening (January 1, 2021)	$53,749	$74,688	$31,943
Closing (March 31, 2021)	46,915	73,221	32,800
Increase/(decrease)	(6,834)	(1,467)	857

The opening and closing balances of the Company’s accounts receivable, net, deferred revenue and deferred sales commissions are as follows:

	Accounts receivable, net	Deferred revenue	Deferred sales commissions
	(in thousands)
Opening (January 1, 2018)	$19,274	$73,199	$—
Closing (December 31, 2018)	20,240	66,623	—
Increase/(decrease)	966	(6,576)	—

Opening (January 1, 2019)	$30,580	$46,233	$21,281
Closing (December 31, 2019)	43,619	60,600	28,351
Increase/(decrease)	13,039	14,367	7,070

Opening (January 1, 2020)	$43,619	$60,600	$28,351
Closing (December 31, 2020)	53,749	74,688	31,943
Increase/(decrease)	10,130	14,088	3,592

Schedule of Impact of Adopting ASC 606 For Consolidated Balance Sheet

The impact of adopting ASC 606 for select consolidated balance sheet line items was as follows:

	January 1, 2019			December 31, 2019
	Unadjusted (ASC 605)	Adjustments	Adjusted (ASC 606)	Unadjusted (ASC 605)	Adjustments	Adjusted (ASC 606)
	(in thousands)
Accounts receivable, net	$20,240	$7,600	$27,840	$34,811	$5,123	$39,934
Deferred contract costs	—	21,281	21,281	—	28,351	28,351
Long-term unbilled receivables	—	2,740	2,740	—	3,685	3,685
Other assets	10,193	(3,795)	6,398	9,221	(4,424)	4,797
Deferred revenue	66,623	20,390	46,233	84,074	23,474	60,600

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The Company evaluates the collectability of its accounts receivable based on a combination of factors. Where the Company is aware of circumstances that may impair a specific customer’s ability to meet its financial obligations, the Company records a specific allowance against amounts due. For all other customers, the Company recognizes allowances for doubtful accounts based on the length of time the receivables are outstanding, the current business environment and its historical experience. Accounts are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded when received. As such, the Company presents trade receivables at their net estimated realizable value through use of the allowance for doubtful accounts.

Schedule Of Property And Equipment

Property and equipment are stated at cost and depreciated on a straight-line basis over the shorter of their estimated useful lives or related contract terms beginning in the year the asset was placed into service.

Computer equipment	3.0 years
Leasehold improvements	5.0-11.0 years
Furniture and fixture	7.0 years
Office equipment	5.0 years
Software	3.0 years
Buildings	39.5 years

Apex Technology Acquisition Corp [Member]
Schedule of basic and diluted net income (loss) per share for common shares

The following table reflects the calculation of basic and diluted net income per share for common shares (in dollars, except per share amounts):

	Three Months Ended March 31, 2021	Three Months Ended March 31, 2020
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$31,841	$1,452,414
Income Tax and Franchise Tax	(31,841)	(442,446)

Net Earnings	$—	$1,009,968

Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	35,000,000	35,000,000
Earnings/Basic and Diluted Redeemable Class A Common Stock	$0.00	$0.03

Non-Redeemable Class A and B Common Stock
Basic Earnings per Share
Numerator: Net Income minus Redeemable Net Earnings
Net Income	$28,311,612	$5,109,685
Net Earnings allocable to Redeemable Class A Common Stock	—	(1,009,968)

Non-Redeemable Net Income – Basic	$28,311,612	$4,099,717

Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Class A and B Non-Redeemable Common Stock, Basic (1)	9,560,000	9,560,000
Income/Basic Non-Redeemable Class A and B Common Stock	$2.96	$0.43

Diluted Loss per Share
Numerator: Non-Redeemable Net Income – Basic minus Change in fair value of warrant liabilities
Non-Redeemable Net Income – Basic	$28,311,612	$4,099,717
Less: Change in fair value of warrant liabilities	(30,171,850)	(4,294,000)
Non-Redeemable Net Loss – Diluted	$(1,860,238)	$(194,283)

Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Class A and B Non-Redeemable Common Stock, Diluted (2)	12,757,321	9,560,000
Loss/Diluted Non-Redeemable Class A and B Common Stock	$(0.15)	$(0.02)

(1)

The weighted average non-redeemable common stock for the three months ended March 31, 2021 and 2020 includes the effect of 810,000 Private Units, which were issued in conjunction with the initial public offering on September 19, 2019.

(2)

As of March 31, 2021, diluted weighted average shares outstanding was calculated using the treasury stock method utilizing a weighted average share price of $14.00 and the effect of the warrants sold in the Initial Public Offering and the private placement to purchase an aggregate of 17,905,000 shares. As of March 31, 2020, basic and diluted shares are the same as there are no securities that are dilutive to the Company’s common stockholders.

	Year Ended December 31, 2020	For the Period from April 5, 2019 (Inception) Through December 31, 2019
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$1,671,038	$1,809,163
Income Tax and Franchise Tax	(612,511)	(613,244)

Net Earnings	$1,058,527	$1,195,919

Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	35,000,000	35,000,000
Earnings/Basic and Diluted Redeemable Class A Common Stock	$0.03	$0.03

Non-Redeemable Class A and B Common Stock
Numerator: Net Income minus Redeemable Net Earnings
Net (Loss) Income	$(60,723,035)	$2,965,368
Net Earnings applicable to Redeemable Class A Common Stock	(1,058,527)	(1,195,919)

Non-Redeemable Net Loss	$(61,781,562)	$1,769,49

Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Class A and B Non-Redeemable Common Stock, Basic and Diluted (1)	9,560,000	9,062,000
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock	$(6.46)	$0.20

Note: As of December 31, 2020 and 2019, basic and diluted shares are the same as there are no securities that are dilutive to the Company’s common stockholders.

(1)

The weighted average non-redeemable common stock for the year ended December 31, 2020 and the period from April 6, 2019 (inception) through December 31, 2019, includes the effect of 810,000 Private Units, which were issued in conjunction with the initial public offering on September 19, 2019.